                                                                             UNITED STATES

                                                        SECURITIES AND EXCHANGE COMMISSION

                                                                    WASHINGTON, D.C. 20549

                                                                                 FORM N-PX

                                                      ANNUAL REPORT OF PROXY VOTING RECORD

                                                                                        OF

                                                REGISTERED MANAGEMENT INVESTMENT COMPANIES

  INVESTMENT COMPANY ACT FILE NUMBER:                    811-5962

  NAME OF REGISTRANT:                                                    VANGUARD VARIABLE INSURANCE FUNDS

  ADDRESS OF REGISTRANT:                                              PO BOX 2600, VALLEY FORGE, PA 19482

  NAME AND ADDRESS OF AGENT FOR SERVICE:              HEIDI STAM

                                                                                           PO BOX 876

                                                                                           VALLEY FORGE, PA 19482

  REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:    (610) 669-1000

  DATE OF FISCAL YEAR END:                                          DECEMBER 31

  DATE OF REPORTING PERIOD:                                        JULY 1, 2011 - JUNE 30, 2012

  FUND:    VANGUARD VARIABLE INSURANCE FUND-SHORT-TERM INVESTMENT GRADE PORTFOLIO

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                Kildare Securities Limited

  TICKER:                N/A                                   CUSIP:    493897AB8

  MEETING DATE:   9/6/2011                                                                                                               FOR/AGAINST

  PROPOSAL:                                                                             PROPOSED BY   VOTED?    VOTE CAST          MGMT

PROPOSAL #1: CONSENT TO THE REPLACEMENT OF THE                   ISSUER             YES              FOR                   FOR

GOVERNOR AND COMPANY OF THE BANK OF IRELAND WITH BNP

PARIBAS DUBLIN BRANCH AS GIC PROVIDER AND COLLATERAL

ACCOUNT BANK; EXECUTE THE MASTER AMENDMENT AND

NOVATION DEED AND THE SUPPLEMENTAL DEED OF CHARGE

                                                                          SIGNATURES

  Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

  VANGUARD VARIABLE INSURANCE FUNDS

  By:     /s/F. William McNabb III

              F. William McNabb III*

              Chairman and Chief Executive Officer

  Date:   August 30, 2012

  *By:    /s/Heidi Stam

  Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012,

              see File Number 2-11444. Incorporated by Reference.